ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Basis of accounting and preparation
ACCOUNTING POLICIES

1.     Accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. Where an accounting policy is specific to a note, the policy is described in the note which it relates to. These policies have been consistently applied to all the periods presented, except for IFRS 16 Leases (IFRS 16), which was applied from 1 January 2019 and therefore does not apply to the 2018 comparative period presented.

1.1     Reporting entity

Sibanye Stillwater Limited (the Company) and its subsidiaries (together referred to as the Group or Sibanye-Stillwater), an independent, global, precious metals mining company, produces a mix of metals that includes gold and platinum group metals (PGM). Domiciled in South Africa, Sibanye-Stillwater currently owns and operates a portfolio of high-quality operations and projects, which are grouped into two regions: the Southern Africa (SA) region and the United States (US) region.

On 4 October 2019 Sibanye Gold Limited (SGL) and the Company, a previously dormant wholly owned subsidiary of SGL, announced the intention to implement a scheme of arrangement to reorganise SGL’s operations under a new parent company, the Company (the “Scheme”). The Scheme was implemented through the issue of the Company’s shares (tickers: JSE – SSW and NYSE – SBSW) in exchange for the existing shares of SGL (previous tickers: JSE – SGL and NYSE – SBGL). On 23 January 2020 SGL and Sibanye-Stillwater announced that all resolutions for the approval of the Scheme, were passed by the requisite majority votes at the Scheme meeting held at the SGL Academy. The Scheme was implemented on 24 February 2020. For more information relating to the accounting treatment of the Scheme, refer note 26.

The SA region houses the gold and PGM operations and projects located in South Africa and Zimbabwe. The underground and surface gold mining operations in South Africa are the Driefontein and Kloof operations in the West Witwatersrand (West Wits) region and DRDGOLD Limited (DRDGOLD) with surface tailings treatment plant in the East of Johannesburg in Gauteng, and the Beatrix operation in the southern Free State. Sibanye-Stillwater also owns and manages significant gold extraction and processing facilities where ore is treated and beneficiated to produce gold doré. In addition, several organic projects currently underway are aimed at sustaining these gold mining operations into the long term. The PGM assets in the SA region are Kroondal (50%), the Rustenburg operation, the Marikana operation (Marikana) and the tailings retreatment entity, Platinum Mile (91.7%) in North West Province, and Mimosa (50%) in Zimbabwe. Marikana currently has five contributing shafts namely 4Belt, K3, Rowland, Saffy and E3 and the ore mined at the Marikana operations is processed through five concentrators on site. The PGM concentrate produced is dispatched to the smelter for further processing at the Base Metal Refinery (BMR). At the BMR, base metals are removed and the resulting PGM-rich residue is sent to Precious Metal Refinery (PMR) for final treatment.

The US region houses the PGM operations and projects located in the US, Canada and Argentina. These include the East Boulder and Stillwater mining operations and the Blitz project in Montana, in the US, and exploration-stage projects, Altar (joint venture) in Argentina and Marathon (joint operation), a PGM-copper porphyry in Ontario, Canada. The assets in this region also include the Metallurgical complex in Columbus, Montana. This complex houses the smelter, base metal refinery and an analytical laboratory which produces a PGM-rich filter cake that is further refined by a third-party precious metal refinery. These processing and metallurgical facilities are also used to process recycled material such as spent autocatalytic convertors and petroleum refinery catalysts.

1.2     Basis of preparation

The consolidated financial statements for the year ended 31 December 2020 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.

Standards, interpretations and amendments to published standards effective for the year ended 31 December 2020

During the financial year, the following new and revised accounting standards and amendments to standards applicable to the Group, became effective and had no material impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Amendments)	The amendments clarify and align the definition of ‘material’ and provide guidance to help improve consistency in the application of that concept whenever it is used in IFRS.	1 January 2020
IFRS 3 Business Combinations (IFRS 3) (Amendment)	The IASB issued amendments to the definition of a business in IFRS 3 to help entities determine whether an acquired set of activities and assets is a business or not.	1 January 2020
The revised Conceptual Framework for Financial Reporting

The Conceptual Framework is to assist the International Accounting Standards Board (IASB) in developing standards, to help preparers develop consistent accounting policies if there is no applicable standard in place and to assist all parties to understand and interpret the standards. Key changes include:

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increasing the prominence of stewardship in the objective of financial reporting;

•

defining a reporting entity, which may be a legal entity, or a portion of an entity;

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revising the definitions of an asset and a liability;

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removing the probability threshold for recognition and adding guidance on derecognition;

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adding guidance on different measurement basis; and

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stating that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled where this enhances the relevance or faithful representation of the financial statements.

No changes will be made to any of the current accounting standards.

1 January 2020

[1] Effective date refers to annual period beginning on or after said date

Standards, interpretations and amendments to published standards which are not yet effective

Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2021 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions (Amendment to IFRS 16) [2]

In response to the COVID-19 coronavirus pandemic, the IASB has issued amendments to IFRS 16 to allow lessees not to account for rent concessions as lease modifications if they are a direct consequence of COVID-19 and meet certain conditions. Rent concessions included in the ambit of the amendment might take a variety of forms, including payment holidays and deferral of lease payments. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted. The Group did not receive any material rent concessions as a direct result of COVID-19.

1 June 2020
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 [2]

Interbank offered rates (IBOR) reform refers to the global reform of interest rate benchmarks, which includes the replacement of some interbank offered rates with alternative benchmark rates. Under the detailed rules of IFRS 9 Financial Instruments (IFRS 9), modifying a financial contract can require recognition of a significant gain or loss in the income statement. However, the amendments introduce a practical expedient if a change results directly from IBOR reform and occurs on an ‘economically equivalent’ basis. In these cases, changes will be accounted for by updating the effective interest rate. A similar practical expedient will apply under IFRS 16 for lessees when accounting for lease modifications required by IBOR reform. IBOR reform will generally result in a change in the basis for determining the contractual cash flows of that financial asset or financial liability. The Group will assess the impact on the balances and cash flows linked to rates changes arising from IBOR reform when more information is available on the quoted rates that will replace the current IBOR. The potential impact arising from these amendments was not yet known at the reporting date.

1 January 2021
Annual Improvements to IFRS Standards 2018-2020 [2]

As part of its process to make non-urgent but necessary amendments to IFRS Standards, the IASB has issued the Annual Improvements to IFRS Standards 2018–2020. The amendments applicable to the Group relate to:

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IFRS 9 - clarifies which fees should be included in the 10% test for derecognition of financial liabilities; and

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	IFRS 16 - amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.	1 January 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)

In the process of making an item of property, plant or equipment (PPE) available for its intended use, an entity may produce and sell items. Under the amendments, proceeds from selling items before the related item of PPE is available for use should be recognised in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs. The Group is currently in the process of assessing the potential impact of this amendment.

1 January 2022
Onerous Contracts – Cost of Fulfilling a Contract Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets (IAS 37)

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, the entity recognises any impairment loss that has occurred on assets used in fulfilling the contract. The Group is currently in the process of assessing the potential impact of this amendment.

1 January 2022
Reference to the Conceptual Framework – Amendments to IFRS 3 [2]

Minor amendments were made to IFRS 3 to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognised at the acquisition date.

1 January 2022
Classification of Liabilities as Current or Non-current (Amendments to IAS 1) [2]

To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability.

1 January 2023

[1] Effective date refers to annual period beginning on or after said date

2 No material impact expected

Significant accounting judgements and estimates

The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.

For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 – Revenue
Royalties, mining and income tax, and deferred tax	11 – Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 – Property, plant and equipment
Business combinations	16 – Acquisitions
Goodwill	17 – Goodwill
Equity-accounted investments	18 – Equity-accounted investments
Other receivables and other payables	22 – Other receivables and other payables
Inventories	23 – Inventories
Borrowings and derivative financial instrument	28 – Borrowings and derivative financial instrument
Environmental rehabilitation obligation	30 – Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 – Occupational healthcare obligation
Deferred revenue	32 – Deferred revenue
Contingent liabilities	38 – Contingent liabilities

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.

1.3     Consolidation

[1] The non-controlling interests (NCI) in the statement of changes in equity relates to the attributable share of accumulated profits of DRDGOLD, Goldfields Technical Security Management Proprietary Limited (GTSM), Platinum Mile Resources Proprietary Limited (Platinum Mile), Western Platinum Proprietary Limited (WPL) and all WPL subsidiaries, Eastern Platinum Limited (EPL) and Akanani Mining Proprietary Limited (Akanani) (refer note 27)

[2] Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (refer note 28.6)

[3] Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the Executive Committee) as a separate segment, namely Cooke

4 In terms of the Rustenburg operation transaction, a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335 Proprietary Limited (BBBEE SPV). The shareholders of BBBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%), Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine Community Development Trust are controlled and consolidated by Sibanye-Stillwater

[5] The Group has no current or contractual obligation to provide financial support to any of its structured entities

[6] Sibanye-Stillwater recognises a 6.87% non-controlling interest in Akanani. The effective “outside” shareholding is calculated by considering the indirect interests held by Rustenburg Eastern Operations Proprietary Limited (6.13%) and the Phembani Group (13.01%) through Incwala Resources Proprietary Limited. However, since the Phembani Group secured its shareholding with a loan payable to Lonmin Limited (previously Lonmin Plc) (Lonmin) which has subsequently been impaired, the accounting beneficial interest of the Phembani Group is considered to be zero

[7] Sibanye-Stillwater recognises 4.75% non-controlling interests in WPL and EPL. The shareholding of Lonplats Siyakhula employee profit share trust (3.8%), Marikana Community Trust (0.9%) and Bapo Ba Mogale Community Trust (0.9%) is not considered since these trusts are controlled and consolidated by Sibanye-Stillwater. The Phembani Group (9.01%) and Rustenburg Eastern Operations Proprietary Limited (4.24%) also holds an indirect interest through Incwala Platinum Proprietary Limited. However, since the Phembani Group secured its shareholding with a loan payable to Lonmin Limited which has subsequently been impaired, the accounting beneficial interest of the Phembani Group is considered to be zero

8  Effective 10 January 2020, the Group exercised its option to acquire an additional 12.05% in DRDGOLD. The consideration amounted to R1,085.6 million for the subscription of 168,158,944 additional new ordinary shares resulting in a 50.1% shareholding in DRDGOLD Limited (effective 50.66% after considering treasury shares held by DRDGOLD) (refer note 27). The Group calculated the net asset value of DRDGOLD at the effective date to which the additional ownership percentage was applied to determine the reattribution between non-controlling interest and the Group

9  On 17 June 2020, the Company and SGL entered into an unbundling agreement wherein SGL unbundled its entire shareholding in Sibanye Platinum Proprietary Limited (SPPL) for no value to the Company

10    During the year, the Group reorganised its internal legal structure to house the Marikana PGM related companies (previously owned by LSA UK Limited)   under a new intermediate holding company, being Rustenburg Eastern Operations Proprietary Limited, which is a wholly owned subsidiary of SPPL. The reorganisation had no impact to the consolidated financial statements of the Group

11    At 31 December 2020, the Group had a 100% legal interest in Peregrine Metals Limited (Peregrine), which is subject to an Initial Earn-in arrangement of 60% by Aldebaran Resources Inc. (Aldebaran) (refer note 18.3)

12 The Group has a 76% legal interest in the Newshelf 1114 Propietary Limited (Newshelf 1114) group and the NCI can acquire a further 2% legal shareholding once they have implemented the necessary funding structure. However, no accounting NCI is recognised, since the NCI’s vendor loan financing exceeds their proportionate interest in Newshelf 1114 and therefore no effective shareholding exists

Subsidiaries

Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the elements of control.

Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Transactions with shareholders

Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities. Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary are equity transactions.

1.4     Foreign currencies

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

Foreign operations

The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.

•Exchange differences arising from the translation of the net investment in foreign operations, which includes certain long-term borrowings (i.e. the reporting entity’s interest in the net assets of that operation), are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss. If a company in the Group repays a portion of long-term borrowings forming part of a net investment in foreign operations, amounts previously recorded in other comprehensive income are only recognised in profit or loss upon disposal of the relevant operation.

•Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.

1.5     Comparatives

Where necessary, comparative periods have been revised to conform to current period changes in presentation. These revisions include:

•Retrospective change to the segment reporting to align the classification of finance cost on the Wheaton Stream and corporate transaction costs in line with management’s reporting to the chief operating decision maker (refer note 2)

•Disaggregation relating to the adjustments relating to sales of PGM concentrate and a change in the information provided on the graphical presentation of the revenue (refer note 3)

•Disaggregation of the redeemable preference shares below 44.4% interest to separately disclose the portion specific to DRDGOLD consolidation adjustments within other reconciling items (refer note 18.1)

•Disaggregation of the attributable income and royalty tax for Mimosa (refer note 18.2)

Additional disclosures were made for the 2020 and comparative periods not previously presented. These revisions include:

•Adjustments to Consolidated Statement of Changes in Equity and related notes due to the accounting for the scheme of arrangement (refer note 1.1 and note 26)

•Disclosures relating to interest income (refer note 5.1), other costs (refer note 8.1) and other income (refer note 8.2)

•Disclosure relating to the aggregate amount of temporary differences associated with investments in subsidiaries, for which no deferred tax liabilities have been recognised (refer note 11.3)

•Disclosures relating to the effective holding interest in DRDGOLD (refer note 27)

•Disclosure relating to total key management personnel compensation recognised under IFRS (refer note 39)